Net income (loss) per share - Schedule of basic and diluted net (loss) income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (32,936)	$ (11,457)	$ (29,373)
Denominator:
Weighted-average shares used in computing net loss per share, basic (in shares)	84,817,195	80,825,695	77,752,960
Weighted-average shares used in computing net loss per share, diluted (in shares)	84,817,195	80,825,695	77,752,960
Net loss per share, basic (in USD per share)	$ (0.39)	$ (0.14)	$ (0.38)
Net loss per share, diluted (in USD per share)	$ (0.39)	$ (0.14)	$ (0.38)